Supplement dated October 31, 2025
to the Statement of Additional Information (SAI), dated May 1, 2025, as supplemented, for the following funds:
Fund
Columbia Funds Variable Series Trust II
CTIVP® - BlackRock Global Inflation-Protected Securities Fund
Variable Portfolio - Partners Small Cap Value Fund
Effective immediately, the following changes are hereby made to the Funds' SAI.
The information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for BlackRock as it pertains to VP - BlackRock Global Inflation-Protected Securities Fund is hereby superseded and replaced with the following:

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2024, unless otherwise noted
VP – BlackRock Global Inflation- Protected Securities Fund	BlackRock Sub-Subadviser: BIL: Russell Brownback(e)	7 RICs 9 PIVs 19 other accounts	$68.30 billion $11.14 billion $8.68 billion	9 other accounts ($5.49 billion)	BlackRock	BlackRock
	Harrison Segall	4 RICs 3 PIVs 15 other accounts	$5.42 billion $1.19 billion $5.79 billion	None
	Johan Sjogren	4 RICs 16 PIVs 7 other accounts	$5.42 billion $8.07 billion $4.91 billion	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(e)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of July 31, 2025.
The information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for William Blair as it pertains to VP - Partners Small Cap Value Fund is hereby superseded and replaced with the following:

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2024, unless otherwise noted
VP – Partners Small Cap Value Fund	William Blair: Matthew Fleming	3 RICs 1 PIV 19 other accounts	$1.36 billion $25.90 million $1.38 billion	1 other account ($511.00 M)	William Blair	William Blair
	Mark Goodman(f)	3 RICs 1 PIV 18 other accounts	$1.08 billion $16.78 million $1.37 billion	1 other account ($325.87 M)
	William Heaphy	3 RICs 1 PIV 19 other accounts	$1.36 billion $25.90 million $1.38 billion	1 other account ($511.00 M)
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(f)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of September 30, 2025.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7950-0015_(10/25)